Other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Other receivables [abstract]
Schedule of other receivables

The Company’s other receivables are comprised of the following as at:

	June 30, 2026	December 31, 2025
	$	$
Sales tax recoverable	94,262	102,714
Interest receivable	13,148	73,575
Other receivables	224	1,712
Subscription receivables	—	53,052
	107,634	231,053